Discontinued Operations And Other Divestitures (Summary Of Assets And Liabilities Held For Sale Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Discontinued Operations And Other Divestitures [Abstract]
Trade accounts receivable, net	$ 47.5
Other accounts receivable	20.8
Inventories, net	24.6
Other current assets	0.2
Plants, equipment and facilities, net	60.7
Other assets	10.6
Total assets	164.4
Accounts payable	56.1
Accrued liabilities	7.8
Other liabilities	7.6
Total liabilities	$ 71.5